DEFERRED INCOME	12 Months Ended
Dec. 31, 2020
DEFERRED INCOME [abstract]
Disclosure of deferred income

1.               DEFERRED INCOME

	2019	2020
	RMB’000	RMB’000

Government grants	97,467	104,939

Government grants relating to costs are deferred and recognized in the profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.